RECENT ACTIVITIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2014 FNMA/FHLMC Securities	Jan. 31, 2014 Senior Housing Purchased Subsequent to Period End Housing	Jan. 31, 2014 Repurchase Agreements	Feb. 13, 2014 New Media	Jan. 31, 2014 Intrawest	Dec. 31, 2013 Intrawest	Jan. 31, 2014 Intrawest Primary Offering	Jan. 31, 2014 Intrawest Secondary Offering
Spin-off distribution ratio							0.0722
Number of housing assets/facilities					2
Acquisition Purchase Price					$ 23,000
Face amount of securities sold				503,000
Average price percentage				105.82%
Proceeds from sale of securities	46,536	127,000		532,200
Repayments of repurchase agreements				516,100
Gain on sale of securities				1,900
Value of stock sold										37,500	150,000
Cash repaid from debt investment								83,300
Investment in debt								99,400	185,600
Repurchase of CDO Bonds Payable - Face	35,900	34,100	257,000			50,000
Repurchase agreement						$ 30,800
Variable rate description						LIBOR
Variable Interest Rate Spread						1.65%